REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES
REVENUES

2.    REVENUES

	2019	2018	2017

Telecommunications
Internet	$1,114.3	$1,079.3	$1,030.9
Cable television	974.4	996.7	1,009.6
Mobile telephony	600.7	534.4	469.8
Cable telephony	341.1	368.6	397.8
Equipment sales	269.8	233.5	219.0
Other	180.1	169.5	160.7
Media
Advertising	339.8	352.4	390.2
Subscription	210.5	201.6	206.8
Other	187.7	174.6	172.9
Sports and Entertainment	192.2	182.1	181.3
Inter-segments	(116.8)	(111.7)	(113.9)
	$4,293.8	$4,181.0	$4,125.1